Estimated Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2016
Estimated Fair Value of Financial Instruments

32. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the accompanying consolidated financial statements and the related market or fair value. For derivative financial instruments, see Note 2 “Fair Value Measurements.”

The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2015

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥1,190,131	¥1,190,131	¥50,902	¥1,139,229	¥0
Cash and cash equivalents	827,518	827,518	827,518	0	0
Restricted cash	85,561	85,561	85,561	0	0
Installment loans (net of allowance for probable loan losses)	2,420,932	2,439,904	0	231,565	2,208,339
Investment in securities:
Practicable to estimate fair value	1,481,162	1,495,540	130,519	1,239,124	125,897
Not practicable to estimate fair value*1	174,964	174,964	0	0	0
Other Assets:
Time deposits	13,761	13,761	0	13,761	0
Derivative assets*2	22,265	22,265	0	0	0
Reinsurance recoverables (Investment contracts)	115,116	116,229	0	0	116,229
Liabilities:
Short-term debt	¥284,785	¥284,785	¥0	¥284,785	¥0
Deposits	1,287,380	1,288,419	0	1,288,419	0
Policy liabilities and Policy account balances (Investment contracts)	298,132	303,359	0	0	303,359
Long-term debt	4,132,945	4,117,259	0	1,417,687	2,699,572
Other Liabilities:
Derivative liabilities*2	26,761	26,761	0	0	0

*1	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2016

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥725,821	¥725,821	¥37,592	¥688,229	¥0
Cash and cash equivalents	730,420	730,420	730,420	0	0
Restricted cash	80,979	80,979	80,979	0	0
Installment loans (net of allowance for probable loan losses)	2,545,542	2,553,006	0	264,452	2,288,554
Investment in securities:
Practicable to estimate fair value	1,480,499	1,511,161	99,347	1,271,506	140,308
Not practicable to estimate fair value*1	138,472	138,472	0	0	0
Other Assets:
Time deposits	9,843	9,843	0	9,843	0
Derivative assets*2	27,990	27,990	0	0	0
Reinsurance recoverables Investment contracts	93,838	94,656	0	0	94,656
Liabilities:
Short-term debt	¥349,624	¥349,624	¥0	¥349,624	¥0
Deposits	1,398,472	1,400,528	0	1,400,528	0
Policy liabilities and Policy account balances (Investment contracts)	306,058	308,064	0	0	308,064
Long-term debt	3,940,906	3,959,166	0	1,106,147	2,853,019
Other Liabilities:
Derivative liabilities*2	14,113	14,113	0	0	0

*1	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

Input level of fair value measurement

If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by using valuation models including discounted cash flow methodologies and broker quotes (see Note 2 “Fair Value Measurements”). For held-to-maturity securities, the estimated fair values were mainly based on quoted market prices. For certain investment funds included in other securities, the fair values were estimated based on net asset value per share or discounted cash flow methodologies. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. In estimating the fair value of most of the Company’s and its subsidiaries’ derivatives, estimated future cash flows are discounted using the current interest rate.

Reinsurance recoverables and Policy liabilities and Policy account balances—A certain subsidiary has fixed annuity contracts, variable annuity and variable life insurance contracts, and reinsurance contracts which are classified as investment contracts because they do not expose the subsidiary to mortality or morbidity risks. In estimating the fair value of those contracts, estimated future cash flows are discounted using the current interest rate.